SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common stock	Apr. 30, 2013 Common stock
Shareholders' equity
Common stock repurchased (in shares)	4,500,000	15,500,000
Aggregate consideration for common stock repurchased	$ 229,101	$ 716,072	$ 518,637
Additional shares authorized for repurchase					10,000,000
Shares remaining in share repurchase authorization				8,600,000